Intangible assets, net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, net	Intangible assets, net
Intangible assets, net consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Software	22,406	23,923
Distribution and licensing rights	25,248	34,176
Trademark	37	40
Patent	362	380
Developed technology (Refer to Note 3.(c))	18,874	19,851
Intangible assets	66,927	78,370
Less: accumulated amortization	(24,236)	(34,476)
Less: impairment	(487)	(3,513)
Intangible assets, net	42,204	40,381

In November 2023, the Group entered into a licensing agreement with Hubei Xingji Meizu Group Co., Ltd., (“Xingji Meizu”), a related party. Pursuant to the licensing agreement, the Group obtained a non-exclusive license under certain software of Xingji Meizu to develop and sell this software worldwide for three years. The consideration is due in three equal annual installments of US$7,007. The Group recognized US$20,141 software license rights based on the present value of the consideration and amortized it over three years. In May 2025, the Group entered into a modification agreement with Xingji Meizu and both parties agreed to extend the license for additional 8 years from the modification date to November 2033 on an exclusive basis for no additional consideration. The Group accounted for the modification as an extension of the licensing period and the carrying amount of the intangible asset on the modification date is amortized over the remaining contractual period.
Amortization of intangible assets was allocated as follows:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Cost of revenues	1,127	6,682	3,515
Selling, general and administrative expenses	1,418	1,232	1,145
Research and development expenses	1,949	4,776	7,545
Total amortization expense	4,494	12,690	12,205
Estimated amortization expenses relating to the existing intangible assets with finite lives for the next five years is as follows:

As of December 31,
US$
2026	11,139
2027	8,919
2028	6,601
2029	5,842
2030	3,484
Impairment loss was allocated as follows:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Selling, general and administrative expenses	376	90	223
Research and development expenses[1]	40	—	3,068
Total impairment loss	416	90	3,291

[1] For the year ended December 31, 2025 the Company recognized US$3,068 of impairment losses related to developed technology due to weaker-than-expected operations, as the carrying amount was not recoverable based on the undiscounted cash flows. The fair value was estimated using discounted cash flows under the income approach classified in Level 3 of the fair value hierarchy. Significant unobservable inputs used in the fair value measurement include revenue growth rates, technology migration rates and discount rate, which were determined with the assistance of an independent valuation specialist.